SHARE-BASED AWARDS PLAN	12 Months Ended
Dec. 31, 2011
SHARE-BASED AWARDS PLAN
17.	SHARE-BASED AWARDS PLAN

Baidu, Inc.

Incentive compensation plans

In January 2000, the Company adopted the 2000 Option Plan (the “2000 Plan”). The 2000 Plan provided for the granting of share options and restricted ordinary shares to employees and consultants of the Company. All the options granted to Company employees and consultants under the 2000 Plan were nonqualified share options (“NSO”). The Company reserved 5,040,000 ordinary shares for issuance under the 2000 Plan. Under the 2000 Plan, which has expired during 2010, options granted generally vest 25% after the first year of service and ratably each month over the remaining 36-month period.

In December 2008, the Company amended the 2000 Plan by adding a new section regarding adjustment of exercise price. The exercise price per share subject to an option might be amended or adjusted in the absolute discretion of the 2000 Plan administrator, which was the Board of Directors, and the determination of which should be final, binding and conclusive. A downward adjustment of the exercise prices should be effective without the approval of the Company’s shareholders or the approval of the affected grantees.

In December 2008, the Company adopted a share incentive plan (the “2008 Plan”). The 2008 Plan provides for the granting of share incentives, which include incentive share option (“ISO”), restricted shares and any other form of award pursuant to the 2008 Plan, to members of the board, employees and consultants of the Company. However, the Company may grant ISOs only to its employees. The Company has reserved 3,428,777 ordinary shares for issuance under the 2008 Plan, which will expire in the year 2018. The vesting schedule, time and condition to exercise options will be determined by the compensation committee. The term of the options may not exceed ten years from the date of the grant, except that five years is the maximum term of an ISO granted to an employee who holds more than 10% of the voting power of the Company’s share capital.

Under the 2008 Plan, the exercise price per share subject to an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. To the extent not prohibited by applicable laws or exchange rules, a downward adjustment of the exercise prices would be effective without the approval of the Company’s shareholders or the approval of the affected grantees. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.

Starting from February 15, 2006, the Company has granted restricted Class A ordinary shares (“Restricted Shares”) of the Company. Terms for Restricted Shares are the same as share options except that Restricted Shares do not require exercise and have a two to four years vesting term.

The following table summarizes the option activity for the year ended December 31, 2011:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$) (In thousands)
Share options
Outstanding, December 31, 2010	99,175	237.99	2.57	72,164
Granted	12,748	1,218.68
Exercised	(37,330)	105.57
Forfeited/Cancelled	(2,594)	511.19
Expired	—	—

Outstanding, December 31, 2011	71,999	470.45	2.62	51,539

Vested and expected to vest at December 31, 2011	67,258	460.47	2.59	48,782

Exercisable at December 31, 2011	37,991	254.67	2.06	34,573

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2011 and the exercise price.

Total intrinsic value of options exercised for the three years ended December 31, 2009, 2010 and 2011 was RMB340.13 million, RMB263.97 million and RMB275.86 million (US$43.83 million), respectively.

As of December 31, 2011, there was RMB53.09 million (US$8.43 million) unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.53 years. To the extent the actual forfeiture rate is different from original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

As of December 31, 2011, there was RMB328.42 million (US$52.18 million) unrecognized share-based compensation cost related to restricted shares. That deferred cost will be recognized over a weighted-average vesting period of 2.89 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

The fair value of each option award was estimated on the date of grant using the Black-Scholes-Merton valuation model. The volatility assumption was estimated based on implied volatility and historical volatility of the Company’s share price applying the guidance provided by ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall. The Company considered the comparable data in 2008 because the Company had limited relevant historical information to support the expected volatility assumption as the Company has been a public company only since August 2005. The Company begins to estimate the volatility assumption solely based on its historical information since 2009. Assumptions about the expected term were based on the vesting and contractual terms and employee demographics. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

	2009	2010	2011

Risk-free interest rate	1.18%	0.61%~1.13%	0.31%~1.03%
Dividend yield	—	—	—
Expected volatility range	85.43%	64.76%~69.70%	48.20%~61.58%
Weighted average expected volatility	85.43%	68.12%	58.27%
Expected life (in years)	2.65	2.65~2.66	2.66~3.00

In addition, the Company recognizes share-based compensation expense net of an estimated forfeiture rate and therefore only recognizes compensation cost for those shares expected to vest over the service period of the award. The estimation of the forfeiture rate is based primarily upon historical experience of employee turnover. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the year of revision, as well as in following years. During the year ended December 31, 2011, the estimated forfeiture rate increased for the employee group in accordance with the changes in historical employee turnover rates.

The exercise price of options granted during the years 2009, 2010, and 2011 equaled the market price of the ordinary shares on the grant date. The weighted-average grant-date fair value of options granted during the years 2009, 2010, and 2011 was US$94.10, US$279.69, and US$432.68, respectively.

Restricted shares

Restricted shares activity for the year ended December 31, 2011 was as follows:

	Number of shares	Weighted average grant date fair value(US$)
Restricted shares
Unvested, December 31, 2010	49,617	643.22
Granted	40,558	1,372.90
Vested	(27,115)	535.64
Forfeited	(6,838)	972.08
Unvested, December 31, 2011	56,222	1,181.49

The total fair value of the restricted shares vested during the years ended December 31, 2009, 2010 and 2011 was RMB201.83 million, RMB237.71 million, RMB198.77 million (US$31.58 million), respectively.

Qunar Cayman Islands Limited

In November 2007, Qunar adopted an equity incentive plan (the “2007 Plan”). Under the 2007 plan, Qunar may grant options to its employees, directors and consultants to purchase an aggregate of no more than 9,600,140 ordinary shares of Qunar. Under the terms of the 2007 Plan, the exercise price of any option is at least 100% of the fair market value per share on the date of grant but in no circumstances less than the par value per share. These options generally vest over two to four years with a contractual life of 10 years from the date of grant.

In connection with the investment of Baidu, Inc., Qunar amended the 2007 Plan by 1) increasing the number of shares available for issuance to 26,060,000; and 2) allowing the Board of Directors of Qunar to determine the exercise price of any option at its sole discretion.

The above ordinary shares available for issuance account for an insignificant part of Qunar’s total outstanding ordinary shares.

In addition, Qunar recognizes share-based compensation expense net of an estimated forfeiture rate and therefore only recognizes compensation cost for those shares expected to vest over the requisite service period of the award. The total fair value of shares vested from Baidu, Inc.’s acquisition on July 20, 2011 to December 31, 2011 was RMB5.02 million (US$0.79 million). As of December 31, 2011, there was RMB37.91 million (US$6.02 million) unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.72 years. To the extent the actual forfeiture rate is different from original estimate, actual share-based compensation costs related to these awards may be different from the expectation. The impact of Qunar’s option plan is not significant to the Company.

The following table summarizes total compensation cost recognized:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)

Cost of revenues	6,374	6,302	7,527	1,196
Selling, general and administrative	38,681	36,811	50,012	7,946
Research and development	41,263	50,623	94,489	15,013
Recognized as part of internal-used software	1,217	226	1,700	270

	87,535	93,962	153,728	24,425